Debt And Other Long-Term Liabilities (Narrative Term Loan And Revolver) (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Line Of Credit Facility [Line Items]
Line of credit facility, initiation date	Jul. 15, 2011
Credit facility term	5 years
Line of credit facility option to increase borrowing capacity	$ 250,000,000.0
Credit facility maturity date	Jul. 15, 2016
Base Rate [Member]
Line Of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.25%
LIBOR Rate [Member]
Line Of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%
Revolving Credit Facility [Member]
Line Of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	450,000,000
Line of credit facility, amount outstanding	0
Debt instrument, covenant compliance	we were in compliance with the covenants of the credit facility
Term Loan [Member]
Line Of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	175,000,000.0
Line of credit facility total amount borrowed	$ 175,000,000.0
Term loan interest rate	1.45%